Investment Strategy - Fortuna Hedged Bitcoin Fund ETF	Apr. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through its investments in options on exchange-traded products that hold bitcoin directly (“bitcoin ETPs”). The Fund may also invest in options on other equity securities of bitcoin-related companies (i.e., companies the Fund’s investment adviser, Fortuna Funds, LLC (the “Adviser”), believes provide returns that generally correspond, or are closely related, to the performance of bitcoin (together with bitcoin ETPs, “bitcoin-related securities”)). The Fund does not invest directly in bitcoin. If you are considering a direct investment in bitcoin you should consider another investment.
Bitcoin is a digital asset. The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of bitcoin. Ownership and transaction records for bitcoin are protected through a system of encryption and decryption known as “public-key cryptography.” This system ensures that only the intended recipient can read an encrypted message and that a signed message truly comes from the claimed sender. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.”
The Fund will invest in option positions (call and put options) on bitcoin-related securities to create “synthetic long exposure,” which allows the Fund to seek to participate in the changes, up or down, in the price of the shares of underlying securities. Such options may include exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will purchase call option contracts on bitcoin-related securities while simultaneously selling put option contracts on each security to help pay the premium of the applicable call option contract. The Fund purchases call option contracts that generally have one- to six-month terms and strike prices equal to the then-current price of bitcoin-related securities at the time of purchase. The Fund’s purchase of call option contracts provides indirect exposure to upside price returns. The Fund sells put option contracts that also generally have one- to six-month terms and strike prices equal to the then-current price of the bitcoin-related securities at the time of sale to provide the Fund indirect exposure to downside price returns. This downside risk protection may, however, limit upside potential.
As a buyer of a call option contract, the Fund pays a premium to the seller of the option contract to obtain the right to participate in the price returns of the underlying security beyond the strike price of the purchased call option contract expiration (or earlier, if the Fund closes the option contract prior to expiration). Conversely, as a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation to purchase the underlying security at the strike price if the buyer exercises the option contract. The combination of the purchased call options and the sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the applicable underlying bitcoin-related security for the duration of the applicable options exposure.
The Fund generally seeks to invest in front-month options on bitcoin-related securities but may also invest in back-month options on bitcoin-related securities. Front-month contracts are those contracts with the shortest time to maturity. Back-month contracts are those with longer times to maturity.
The Fund may also invest in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. For example, the Fund may invest in (i) U.S. Treasury securities that have initial maturities of one year or less and are supported by the full faith and credit of the U.S. government, and (ii) repurchase agreements, which are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions. The Fund also expects to engage in reverse repurchase agreements for investment purposes.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes), directly or indirectly, in investments that provide exposure to bitcoin and/or bitcoin-related investments.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer or financial instrument with a single counterparty than a diversified fund.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes), directly or indirectly, in investments that provide exposure to bitcoin and/or bitcoin-related investments.